Quarterly Holdings Report
for
Fidelity® Enhanced International ETF
September 30, 2025
ITE-NPRT1-1125
1.9910067.102
Common Stocks - 93.5%
	Shares	Value ($)
AUSTRALIA - 6.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telstra Group Ltd	5,877,291	18,744,997
Interactive Media & Services - 0.0%
CAR Group Ltd	10	243
TOTAL COMMUNICATION SERVICES		18,745,240

Consumer Discretionary - 1.2%
Broadline Retail - 0.7%
Wesfarmers Ltd	521,244	31,738,356
Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd	512,512	23,732,261
TOTAL CONSUMER DISCRETIONARY		55,470,617

Financials - 1.6%
Banks - 0.9%
ANZ Group Holdings Ltd	469,601	10,319,509
Commonwealth Bank of Australia	189,158	20,890,180
National Australia Bank Ltd	340,524	9,948,087
		41,157,776
Capital Markets - 0.5%
Macquarie Group Ltd	153,804	22,321,676
Insurance - 0.2%
Medibank Pvt Ltd	129	411
QBE Insurance Group Ltd	872,725	11,890,357
		11,890,768
TOTAL FINANCIALS		75,370,220

Health Care - 0.5%
Health Care Technology - 0.5%
Pro Medicus Ltd	120,450	24,571,257
Industrials - 0.4%
Commercial Services & Supplies - 0.2%
Brambles Ltd	494,814	8,119,977
Professional Services - 0.1%
Computershare Ltd	99,360	2,385,941
Trading Companies & Distributors - 0.0%
SGH Ltd	72,152	2,383,806
Transportation Infrastructure - 0.1%
Transurban Group unit	432,881	3,952,836
TOTAL INDUSTRIALS		16,842,560

Materials - 2.1%
Metals & Mining - 2.1%
BHP Group Ltd	326,036	9,175,338
Fortescue Ltd	1,083,218	13,389,177
Northern Star Resources Ltd	715,056	11,227,910
Rio Tinto Ltd	279,631	22,579,435
Rio Tinto PLC	206,611	13,580,952
Rio Tinto PLC ADR	381,221	25,164,398
South32 Ltd	52	94
		95,117,304
TOTAL AUSTRALIA		286,117,198
BELGIUM - 0.6%
Consumer Staples - 0.5%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	394,221	23,512,026
Financials - 0.1%
Banks - 0.1%
KBC Group NV	21,173	2,521,861
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	10,119	903,490
TOTAL FINANCIALS		3,425,351

Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	3,927	1,083,466
TOTAL BELGIUM		28,020,843
CHINA - 2.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Prosus NV Class N	676,095	47,578,534
Financials - 0.2%
Banks - 0.2%
BOC Hong Kong Holdings Ltd	1,897,000	8,907,328
Industrials - 0.8%
Machinery - 0.6%
Yangzijiang Shipbuildling (Holdings) Ltd	9,391,300	24,534,812
Marine Transportation - 0.2%
SITC International Holdings Co Ltd	2,575,000	9,913,582
TOTAL INDUSTRIALS		34,448,394

TOTAL CHINA		90,934,256
DENMARK - 1.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	13,528	1,762,584
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S	489,109	20,839,664
Health Care - 0.9%
Biotechnology - 0.6%
Genmab A/S (b)	46,717	14,162,679
Genmab A/S ADR (b)	247,381	7,587,175
		21,749,854
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	289,212	15,677,278
TOTAL HEALTH CARE		37,427,132

Industrials - 0.1%
Building Products - 0.0%
ROCKWOOL A/S Series B	18	668
Marine Transportation - 0.1%
AP Moller - Maersk A/S Series A	1,424	2,783,923
AP Moller - Maersk A/S Series B	1,522	2,983,891
		5,767,814
TOTAL INDUSTRIALS		5,768,482

Materials - 0.0%
Chemicals - 0.0%
Novonesis Novozymes B Series B	28,190	1,725,172
TOTAL DENMARK		67,523,034
FINLAND - 1.5%
Financials - 0.4%
Banks - 0.3%
Nordea Bank Abp	844,575	13,857,237
Insurance - 0.1%
Sampo Oyj A Shares	384,181	4,410,344
TOTAL FINANCIALS		18,267,581

Industrials - 1.1%
Machinery - 1.1%
Kone Oyj B Shares	414,546	28,228,469
Wartsila OYJ Abp	692,265	20,684,582
		48,913,051
TOTAL FINLAND		67,180,632
FRANCE - 8.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA	235,346	3,815,813
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FDJ UNITED	141,311	4,728,326
Sodexo SA	22,975	1,444,447
		6,172,773
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA	3,245	7,935,797
LVMH Moet Hennessy Louis Vuitton SE	18,844	11,515,437
		19,451,234
TOTAL CONSUMER DISCRETIONARY		25,624,007

Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	78,572	1,189,531
Food Products - 0.7%
Danone SA	351,056	30,565,585
Personal Care Products - 0.0%
L'Oreal SA	2,617	1,132,212
TOTAL CONSUMER STAPLES		32,887,328

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
TotalEnergies SE	800,881	48,640,392
Financials - 1.9%
Banks - 1.9%
BNP Paribas SA	451,689	41,008,522
Credit Agricole SA	581,578	11,416,444
Societe Generale SA Series A	498,780	33,004,002
		85,428,968
Insurance - 0.0%
AXA SA	27	1,288
TOTAL FINANCIALS		85,430,256

Industrials - 2.4%
Aerospace & Defense - 0.8%
Airbus SE	26,004	6,026,621
Dassault Aviation SA	61	20,382
Safran SA	72,184	25,432,763
Thales SA	18,968	5,937,017
		37,416,783
Building Products - 0.0%
Cie de Saint-Gobain SA	20,151	2,168,518
Construction & Engineering - 0.9%
Bouygues SA	2,405	108,200
Eiffage SA	113,732	14,514,391
Vinci SA	183,683	25,436,274
		40,058,865
Electrical Equipment - 0.6%
Legrand SA	165,907	27,386,506
Transportation Infrastructure - 0.1%
Getlink SE Series A	155,054	2,850,764
TOTAL INDUSTRIALS		109,881,436

Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	123,424	17,903,130
Materials - 0.8%
Chemicals - 0.8%
Air Liquide SA	167,596	34,800,050
Real Estate - 0.1%
Diversified REITs - 0.1%
Covivio SA/France	76,603	5,144,325
Office REITs - 0.0%
Gecina SA	18,948	1,897,575
Retail REITs - 0.0%
Klepierre SA	41,807	1,627,609
TOTAL REAL ESTATE		8,669,509

Utilities - 0.9%
Multi-Utilities - 0.9%
Engie SA	1,423,200	30,502,425
Veolia Environnement SA	280,372	9,539,368
		40,041,793
TOTAL FRANCE		407,693,714
GERMANY - 9.0%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.7%
Deutsche Telekom AG	935,937	31,877,257
Interactive Media & Services - 0.1%
Scout24 SE (c)(d)	44,166	5,527,539
TOTAL COMMUNICATION SERVICES		37,404,796

Consumer Discretionary - 1.0%
Automobile Components - 0.1%
Aumovio SE	38,877	1,603,001
Continental AG	77,940	5,135,286
		6,738,287
Automobiles - 0.3%
Mercedes-Benz Group AG	185,974	11,674,788
Volkswagen AG	5,352	589,080
		12,263,868
Specialty Retail - 0.0%
Zalando SE (b)(c)(d)	58,183	1,776,737
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	126,870	26,721,939
TOTAL CONSUMER DISCRETIONARY		47,500,831

Financials - 2.1%
Capital Markets - 0.2%
Deutsche Bank AG	311,565	10,955,497
Insurance - 1.9%
Allianz SE	112,166	47,065,467
Hannover Rueck SE	21,751	6,552,733
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,068	15,354,873
Talanx AG	118,904	15,802,634
		84,775,707
TOTAL FINANCIALS		95,731,204

Health Care - 0.3%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (c)(d)	50,609	2,734,393
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	191,846	10,059,076
TOTAL HEALTH CARE		12,793,469

Industrials - 2.6%
Aerospace & Defense - 0.1%
Rheinmetall AG	2,616	6,095,024
Air Freight & Logistics - 0.2%
Deutsche Post AG	187,803	8,365,395
Electrical Equipment - 0.8%
Siemens Energy AG (b)	313,621	36,607,114
Industrial Conglomerates - 1.4%
Siemens AG	234,289	63,045,357
Machinery - 0.1%
Gea Group Ag	6,827	503,757
Knorr-Bremse AG	28,993	2,718,033
Rational AG	3,677	2,801,721
		6,023,511
TOTAL INDUSTRIALS		120,136,401

Information Technology - 0.9%
Software - 0.9%
SAP SE	151,841	40,627,488
Materials - 0.7%
Chemicals - 0.4%
Evonik Industries AG	674,538	11,696,974
Symrise AG	84,282	7,326,353
		19,023,327
Construction Materials - 0.3%
Heidelberg Materials AG	62,177	13,982,940
TOTAL MATERIALS		33,006,267

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
RWE AG	578,968	25,707,668
TOTAL GERMANY		412,908,124
HONG KONG - 2.6%
Consumer Staples - 0.4%
Food Products - 0.4%
WH Group Ltd (c)(d)	17,565,955	19,028,778
Financials - 1.8%
Capital Markets - 0.8%
Futu Holdings Ltd Class A ADR	15,215	2,646,041
Hong Kong Exchanges & Clearing Ltd	590,500	33,539,280
		36,185,321
Insurance - 1.0%
AIA Group Ltd	4,242,832	40,700,263
Prudential PLC	78,641	1,101,006
Prudential PLC rights (b)(e)	72,193	5,598
		41,806,867
TOTAL FINANCIALS		77,992,188

Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	57,000	3,591,000
Machinery - 0.0%
Techtronic Industries Co Ltd	143,500	1,835,713
TOTAL INDUSTRIALS		5,426,713

Utilities - 0.3%
Electric Utilities - 0.3%
CLP Holdings Ltd	1,772,500	14,679,820
TOTAL HONG KONG		117,127,499
ISRAEL - 1.1%
Financials - 0.6%
Banks - 0.6%
Bank Hapoalim BM	122,549	2,490,791
Bank Leumi Le-Israel BM	842,281	16,603,021
Israel Discount Bank Ltd Class A	107,099	1,058,638
Mizrahi Tefahot Bank Ltd	107,623	7,080,204
		27,232,654
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	6,997	3,542,651
Information Technology - 0.4%
IT Services - 0.4%
Wix.com Ltd (b)	92,622	16,452,446
Software - 0.0%
Nice Ltd (b)	3,240	477,362
Nice Ltd ADR (b)	11,349	1,643,109
		2,120,471
TOTAL INFORMATION TECHNOLOGY		18,572,917

TOTAL ISRAEL		49,348,222
ITALY - 2.5%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Ferrari NV (Italy)	25,950	12,540,052
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	329,489	15,527,267
Financials - 1.8%
Banks - 1.7%
Intesa Sanpaolo SpA	6,530,663	43,044,362
UniCredit SpA	431,235	32,640,610
		75,684,972
Insurance - 0.1%
Generali	101,718	3,989,890
TOTAL FINANCIALS		79,674,862

Industrials - 0.1%
Aerospace & Defense - 0.1%
Leonardo SpA	92,471	5,864,712
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA	13	122
TOTAL ITALY		113,607,015
JAPAN - 20.4%
Communication Services - 2.0%
Entertainment - 0.2%
Konami Group Corp	61,500	8,878,690
Nintendo Co Ltd	17,600	1,523,940
		10,402,630
Interactive Media & Services - 0.2%
LY Corp	2,413,122	7,768,789
Wireless Telecommunication Services - 1.6%
KDDI Corp	1,172,300	18,711,933
SoftBank Group Corp	417,100	52,699,824
		71,411,757
TOTAL COMMUNICATION SERVICES		89,583,176

Consumer Discretionary - 4.2%
Automobile Components - 0.1%
Aisin Corp	241,200	4,175,353
Denso Corp	215,200	3,107,547
		7,282,900
Automobiles - 1.3%
Suzuki Motor Corp	2,084,600	30,454,599
Toyota Motor Corp	1,560,461	30,067,509
		60,522,108
Household Durables - 1.5%
Panasonic Holdings Corp	2,384,700	25,961,842
Sony Group Corp	1,498,580	43,158,213
		69,120,055
Leisure Products - 0.5%
Bandai Namco Holdings Inc	627,700	20,904,233
Specialty Retail - 0.2%
Sanrio Co Ltd (f)	195,300	9,179,635
Textiles, Apparel & Luxury Goods - 0.6%
Asics Corp	1,034,100	27,075,330
TOTAL CONSUMER DISCRETIONARY		194,084,261

Consumer Staples - 1.0%
Food Products - 0.5%
Ajinomoto Co Inc	676,600	19,426,200
Personal Care Products - 0.1%
Kao Corp	119,000	5,190,986
Tobacco - 0.4%
Japan Tobacco Inc	588,900	19,361,205
TOTAL CONSUMER STAPLES		43,978,391

Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
ENEOS Holdings Inc	293,500	1,865,373
Idemitsu Kosan Co Ltd	166,300	1,142,514
Inpex Corp	1,514,100	27,367,139
		30,375,026
Financials - 3.2%
Banks - 1.7%
Japan Post Bank Co Ltd	2,165,300	26,567,514
Mitsubishi UFJ Financial Group Inc	1,125,300	18,216,643
Mizuho Financial Group Inc	802,300	27,060,705
Resona Holdings Inc	176,400	1,801,753
Sumitomo Mitsui Financial Group Inc	51,700	1,459,913
Sumitomo Mitsui Trust Group Inc	37,000	1,075,586
		76,182,114
Capital Markets - 1.1%
Daiwa Securities Group Inc (f)	1,842,548	14,982,344
Nomura Holdings Inc (f)	3,380,200	24,811,219
SBI Holdings Inc	281,200	12,237,909
		52,031,472
Insurance - 0.4%
Dai-ichi Life Holdings Inc	1,630,300	12,854,108
Japan Post Holdings Co Ltd	215,300	2,140,116
Japan Post Insurance Co Ltd	60,500	1,715,363
Ms&Ad Insurance Group Holdings Inc	53,200	1,207,284
Sony Financial Group Inc (b)	1,487,780	1,649,903
		19,566,774
TOTAL FINANCIALS		147,780,360

Health Care - 0.9%
Health Care Equipment & Supplies - 0.3%
Terumo Corp	700,900	11,578,583
Health Care Technology - 0.0%
M3 Inc	172,300	2,779,915
Pharmaceuticals - 0.6%
Astellas Pharma Inc (f)	367,400	3,976,223
Chugai Pharmaceutical Co Ltd	58,500	2,550,685
Daiichi Sankyo Co Ltd	683,300	15,316,898
Otsuka Holdings Co Ltd	56,800	3,018,502
Takeda Pharmaceutical Co Ltd (f)	38,800	1,132,109
		25,994,417
TOTAL HEALTH CARE		40,352,915

Industrials - 5.2%
Commercial Services & Supplies - 0.0%
Dai Nippon Printing Co Ltd	48,500	824,977
Electrical Equipment - 0.4%
Fujikura Ltd (f)	95,000	9,285,763
Mitsubishi Electric Corp	197,900	5,089,182
NIDEC CORP	141,000	2,510,893
		16,885,838
Ground Transportation - 0.5%
Central Japan Railway Co	873,600	25,064,643
Industrial Conglomerates - 0.9%
Hikari Tsushin Inc	6,100	1,702,728
Hitachi Ltd	1,575,300	41,863,131
		43,565,859
Machinery - 1.3%
Daifuku Co Ltd (f)	246,800	7,915,423
FANUC Corp	394,300	11,363,604
Komatsu Ltd	634,300	22,131,982
Makita Corp	451,100	14,659,950
		56,070,959
Marine Transportation - 0.4%
Nippon Yusen KK (f)	533,300	18,214,818
Professional Services - 0.5%
Recruit Holdings Co Ltd	400,400	21,559,896
Trading Companies & Distributors - 1.2%
Mitsui & Co Ltd	404,100	10,055,705
Sumitomo Corp	847,500	24,573,689
Toyota Tsusho Corp	756,800	20,991,944
		55,621,338
TOTAL INDUSTRIALS		237,808,328

Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.3%
Yokogawa Electric Corp	521,800	15,013,416
IT Services - 0.6%
Fujitsu Ltd	190,800	4,495,028
NEC Corp	562,200	18,015,795
Obic Co Ltd	176,700	6,158,243
Otsuka Corp	44,200	922,944
		29,592,010
Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp	457,000	45,272,002
Renesas Electronics Corp	1,500,500	17,309,754
SCREEN Holdings Co Ltd (f)	151,100	13,752,619
Tokyo Electron Ltd	45,900	8,181,519
		84,515,894
TOTAL INFORMATION TECHNOLOGY		129,121,320

Materials - 0.1%
Chemicals - 0.1%
Asahi Kasei Corp	191,200	1,505,578
Mitsubishi Chemical Group Corp (f)	720,800	4,149,285
Nippon Paint Holdings Co Ltd	145,700	995,077
		6,649,940
Utilities - 0.3%
Electric Utilities - 0.0%
Chubu Electric Power Co Inc	48,000	668,141
Gas Utilities - 0.3%
Tokyo Gas Co Ltd	395,500	14,077,912
TOTAL UTILITIES		14,746,053

TOTAL JAPAN		934,479,770
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(c)(d)	14,285	409,388
MACAU - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Galaxy Entertainment Group Ltd	2,530,000	13,940,773
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	169,853	5,391,073
NETHERLANDS - 4.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Koninklijke KPN NV	4,138,402	19,857,470
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken Holding NV Class A	34,070	2,333,993
Food Products - 0.0%
JDE Peet's NV	21,404	784,036
TOTAL CONSUMER STAPLES		3,118,029

Financials - 1.2%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (c)(d)	227,021	7,263,051
ING Groep NV	610,844	15,831,338
		23,094,389
Insurance - 0.7%
Aegon Ltd	492,159	3,947,661
ASR Nederland NV	30,444	2,065,218
NN Group NV	367,345	25,833,756
		31,846,635
TOTAL FINANCIALS		54,941,024

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Koninklijke Philips NV	53,630	1,450,698
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	114,856	111,666,541
TOTAL NETHERLANDS		191,033,762
NEW ZEALAND - 0.1%
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	10,050	1,047,388
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd	1,272,294	4,108,502
TOTAL NEW ZEALAND		5,155,890
NORWAY - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	54,340	900,625
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Equinor ASA	361,832	8,825,038
Financials - 0.2%
Banks - 0.0%
DNB Bank ASA	39	1,061
Insurance - 0.2%
Gjensidige Forsikring ASA	289,085	8,475,960
TOTAL FINANCIALS		8,477,021

Industrials - 0.4%
Aerospace & Defense - 0.4%
Kongsberg Gruppen ASA	506,293	16,181,307
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	150,643	1,020,433
TOTAL NORWAY		35,404,424
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	7	33
SINGAPORE - 2.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	1,524,500	4,880,953
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Sea Ltd Class A ADR (b)	217,318	38,841,246
Financials - 1.1%
Banks - 0.9%
DBS Group Holdings Ltd	451,100	17,887,333
United Overseas Bank Ltd	776,355	20,811,935
		38,699,268
Capital Markets - 0.2%
Singapore Exchange Ltd	779,800	9,992,708
TOTAL FINANCIALS		48,691,976

Industrials - 0.5%
Aerospace & Defense - 0.5%
Singapore Technologies Engineering Ltd	3,452,000	23,040,986
Real Estate - 0.0%
Diversified REITs - 0.0%
CapitaLand Integrated Commercial Trust	718,800	1,276,059
TOTAL SINGAPORE		116,731,220
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglo American PLC	38,014	1,423,832
SPAIN - 3.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica SA	1,357	7,007
Financials - 2.0%
Banks - 2.0%
Banco Bilbao Vizcaya Argentaria SA	1,416,887	27,181,528
Banco Bilbao Vizcaya Argentaria SA ADR	8	154
Banco Santander SA	5,747,222	59,877,546
CaixaBank SA	389,796	4,094,047
		91,153,275
Industrials - 0.6%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	71,626	5,718,290
Transportation Infrastructure - 0.5%
Aena SME SA (c)(d)	905,677	24,743,226
TOTAL INDUSTRIALS		30,461,516

Utilities - 1.3%
Electric Utilities - 1.3%
Endesa SA	541,431	17,296,500
Iberdrola SA	2,207,854	41,746,270
		59,042,770
TOTAL SPAIN		180,664,568
SWEDEN - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	933,238	3,557,732
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	124,496	2,123,113
TOTAL COMMUNICATION SERVICES		5,680,845

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (c)	47,330	3,888,195
Financials - 0.4%
Banks - 0.3%
Svenska Handelsbanken AB A Shares	715,051	9,296,636
Swedbank AB A1 Shares	159,836	4,808,119
		14,104,755
Financial Services - 0.1%
Industrivarden AB A Shares	99,295	3,936,193
Industrivarden AB C Shares	19	752
		3,936,945
TOTAL FINANCIALS		18,041,700

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	51,920	1,581,688
Industrials - 0.6%
Building Products - 0.1%
Assa Abloy AB B Shares	183,486	6,365,411
Construction & Engineering - 0.1%
Skanska AB B Shares	121,746	3,154,088
Machinery - 0.4%
Alfa Laval AB	79,378	3,612,077
Sandvik AB	135,926	3,779,893
Volvo AB B Shares	320,765	9,182,335
		16,574,305
TOTAL INDUSTRIALS		26,093,804

Information Technology - 0.3%
Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson B Shares	1,844,250	15,248,600
Telefonaktiebolaget LM Ericsson Class B ADR	3	25
		15,248,625
TOTAL SWEDEN		70,534,857
SWITZERLAND - 3.8%
Financials - 1.4%
Capital Markets - 1.0%
UBS Group AG	1,074,791	43,893,544
Insurance - 0.4%
Zurich Insurance Group AG	29,193	20,778,536
TOTAL FINANCIALS		64,672,080

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	1,539	418,752
Industrials - 1.8%
Electrical Equipment - 1.1%
ABB Ltd	686,443	49,427,690
Machinery - 0.3%
Schindler Holding AG	38,890	14,714,739
Professional Services - 0.4%
SGS SA	190,436	19,731,375
TOTAL INDUSTRIALS		83,873,804

Materials - 0.6%
Chemicals - 0.6%
Givaudan SA	6,260	25,415,891
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	9,960	2,125,751
TOTAL SWITZERLAND		176,506,278
UNITED KINGDOM - 10.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	4,319,269	5,005,022
Vodafone Group PLC ADR	12	139
		5,005,161
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Compass Group PLC	333,661	11,348,652
Specialty Retail - 0.0%
Kingfisher PLC	4	16
TOTAL CONSUMER DISCRETIONARY		11,348,668

Consumer Staples - 2.7%
Consumer Staples Distribution & Retail - 0.7%
Tesco PLC	5,376,154	32,211,385
Household Products - 0.3%
Reckitt Benckiser Group PLC	151,138	11,622,721
Personal Care Products - 0.4%
Unilever PLC	304,259	18,004,709
Tobacco - 1.3%
British American Tobacco PLC	219,844	11,670,023
British American Tobacco PLC ADR (f)	616,285	32,712,408
Imperial Brands PLC	396,273	16,830,484
		61,212,915
TOTAL CONSUMER STAPLES		123,051,730

Financials - 3.7%
Banks - 2.8%
Barclays PLC ADR	297,831	6,156,167
HSBC Holdings PLC	3,918,665	55,073,722
HSBC Holdings PLC ADR (f)	310,702	22,053,628
Lloyds Banking Group PLC	18,362,966	20,700,483
NatWest Group PLC	1,918,172	13,455,973
NatWest Group PLC ADR	359,413	5,085,694
Standard Chartered PLC	154,536	2,983,478
		125,509,145
Capital Markets - 0.3%
3i Group PLC	195,938	10,775,211
London Stock Exchange Group PLC	39,725	4,549,771
		15,324,982
Financial Services - 0.1%
M&G PLC	1,357,162	4,617,875
Insurance - 0.5%
Admiral Group PLC	152,907	6,893,208
Aviva PLC	1,421,802	13,113,741
		20,006,949
TOTAL FINANCIALS		165,458,951

Health Care - 0.8%
Health Care Equipment & Supplies - 0.1%
Smith & Nephew PLC	172,456	3,102,145
Pharmaceuticals - 0.7%
Astrazeneca PLC	191,109	28,740,255
Astrazeneca PLC ADR	37,401	2,869,405
		31,609,660
TOTAL HEALTH CARE		34,711,805

Industrials - 2.3%
Aerospace & Defense - 2.1%
BAE Systems PLC	1,417,159	39,243,246
Rolls-Royce Holdings PLC	3,432,579	54,936,058
		94,179,304
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	37,500	246,966
DCC PLC	6,673	428,264
Smiths Group PLC	134,811	4,264,348
		4,939,578
Trading Companies & Distributors - 0.1%
Bunzl PLC	194,551	6,138,347
TOTAL INDUSTRIALS		105,257,229

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	62,565	2,902,956
Software - 0.1%
Sage Group PLC/The	208,991	3,091,792
TOTAL INFORMATION TECHNOLOGY		5,994,748

Real Estate - 0.0%
Industrial REITs - 0.0%
Segro PLC	125,847	1,109,275
Utilities - 0.2%
Multi-Utilities - 0.2%
National Grid PLC	786,101	11,285,901
TOTAL UNITED KINGDOM		463,223,468
UNITED STATES - 9.9%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	29,262	20,424,876
Consumer Staples - 1.1%
Food Products - 1.1%
Nestle SA	539,195	49,493,095
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Shell PLC	1,575,001	56,058,662
Shell PLC ADR	131,621	9,414,850
		65,473,512
Financials - 0.1%
Insurance - 0.1%
Swiss Re AG	23,763	4,389,610
Health Care - 5.3%
Life Sciences Tools & Services - 0.4%
QIAGEN NV (Germany)	433,819	19,199,013
Pharmaceuticals - 4.9%
GSK PLC	749,178	15,864,182
GSK PLC ADR	590,306	25,477,607
Novartis AG	580,083	72,957,616
Novartis AG ADR	16,778	2,151,610
Roche Holding AG	211,080	68,914,882
Roche Holding AG	12,759	4,362,791
Sanofi SA	284,499	26,236,961
Sanofi SA ADR	97,139	4,584,961
		220,550,610
TOTAL HEALTH CARE		239,749,623

Industrials - 0.5%
Electrical Equipment - 0.5%
Schneider Electric SE	85,755	23,921,724
Information Technology - 0.3%
Software - 0.3%
Monday.com Ltd (b)	75,394	14,603,064
Materials - 0.8%
Construction Materials - 0.8%
CRH PLC (United Kingdom)	197,099	23,549,569
Holcim AG	137,395	11,622,611
		35,172,180
TOTAL UNITED STATES		453,227,684
TOTAL COMMON STOCKS (Cost $3,646,471,090)		4,288,587,557

Non-Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
GERMANY - 0.6%
Consumer Discretionary - 0.6%
Automobiles - 0.6%
Volkswagen AG (Cost $27,243,525)	235,361	25,410,901

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (h) (Cost $3,164,350)	4.16	3,180,000	3,164,740

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.21	73,138,867	73,153,494
Fidelity Securities Lending Cash Central Fund (i)(j)	4.19	85,015,193	85,023,695
TOTAL MONEY MARKET FUNDS (Cost $158,177,189)			158,177,189

TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $3,835,056,154)	4,475,340,387
NET OTHER ASSETS (LIABILITIES) - 2.5%	112,925,044
NET ASSETS - 100.0%	4,588,265,431

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,820	12/19/2025	253,462,300	(79,822)	(79,822)

The notional amount of futures purchased as a percentage of Net Assets is 5.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,371,307 or 1.4% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $61,483,112 or 1.3% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,368,579.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	38,515,325	413,681,980	379,043,315	808,078	(496)	-	73,153,494	73,138,867	0.1%
Fidelity Securities Lending Cash Central Fund	40,843,586	135,974,584	91,794,476	137,581	-	-	85,023,694	85,015,193	0.3%
Total	79,358,911	549,656,564	470,837,791	945,659	(496)	-	158,177,188

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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